Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
North American Natural Resources ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 3.2%
Eagle Materials, Inc. ................. 9,561 $ 1,782,361
Martin Marietta Materials, Inc. .......... 16,420 7,580,950
Summit Materials, Inc., Class A
(a)
........ 31,409 1,188,831
Vulcan Materials Co. ................ 35,253 7,947,436
18,499,578
Containers & Packaging — 5.9%
Amcor plc ........................ 389,489 3,887,100
AptarGroup, Inc. ................... 17,371 2,012,604
Avery Dennison Corp. ................ 21,371 3,671,538
Ball Corp. ........................ 83,340 4,851,221
Berry Global Group, Inc. .............. 31,599 2,033,080
Crown Holdings, Inc. ................ 31,813 2,763,595
Graphic Packaging Holding Co. ......... 81,420 1,956,523
Greif, Inc., Class A, NVS .............. 6,854 472,172
International Paper Co. ............... 91,917 2,923,880
O-I Glass, Inc.
(a)
.................... 41,041 875,405
Packaging Corp. of America ........... 23,814 3,147,258
Pactiv Evergreen, Inc. ............... 10,935 82,778
Sealed Air Corp. ................... 38,166 1,526,640
Silgan Holdings, Inc. ................. 22,271 1,044,287
Sonoco Products Co. ................ 25,990 1,533,930
WestRock Co. ..................... 67,902 1,973,911
34,755,922
Energy Equipment & Services — 8.2%
Baker Hughes Co., Class A ............ 268,228 8,478,687
Cactus, Inc., Class A ................ 17,038 721,048
ChampionX Corp. .................. 52,371 1,625,596
Halliburton Co. .................... 239,040 7,885,930
Helmerich & Payne, Inc. .............. 27,114 961,191
Liberty Energy, Inc., Class A ........... 39,500 528,115
NexTier Oilfield Solutions, Inc.
(a)
......... 39,602 354,042
Noble Corp. plc
(a)
................... 27,482 1,135,281
NOV, Inc. ........................ 104,439 1,675,201
Patterson-UTI Energy, Inc. ............ 55,046 658,901
Schlumberger NV .................. 377,645 18,549,922
TechnipFMC plc
(a)
.................. 117,080 1,945,870
Transocean Ltd.
(a)(b)
................. 187,312 1,313,057
Valaris Ltd.
(a)
...................... 15,900 1,000,587
Weatherford International plc
(a)
.......... 17,423 1,157,236
47,990,664
Metals & Mining — 12.0%
Agnico Eagle Mines Ltd. .............. 130,910 6,542,882
Alamos Gold, Inc., Class A
(b)
........... 104,810 1,249,335
Alcoa Corp. ....................... 47,324 1,605,703
Arconic Corp.
(a)
.................... 26,495 783,722
B2Gold Corp. ..................... 328,424 1,172,474
Barrick Gold Corp. .................. 465,100 7,874,143
Compass Minerals International, Inc. ...... 9,157 311,338
First Majestic Silver Corp.
(b)
............ 65,300 368,945
Franco-Nevada Corp. ................ 50,843 7,250,212
Freeport-McMoRan, Inc. .............. 379,753 15,190,120
Hecla Mining Co.
(b)
.................. 152,216 783,912
Kinross Gold Corp. .................. 325,651 1,553,355
Lithium Americas Corp.
(a)(b)
............ 33,308 673,155
MP Materials Corp., Class A
(a)(b)
......... 24,412 558,547
Newmont Corp. .................... 210,562 8,982,575
Novagold Resources, Inc.
(a)(b)
........... 64,496 257,339
Osisko Gold Royalties Ltd. ............ 48,824 750,425
Pan American Silver Corp.
(b)
........... 96,730 1,410,323
Royal Gold, Inc. .................... 17,414 1,998,779
SSR Mining, Inc. ................... 54,614 774,427
Security
Shares
Shares Value
Metals & Mining (continued)
Teck Resources Ltd., Class B
(b)
......... 119,534 $ 5,032,381
Wheaton Precious Metals Corp.
(b)
........ 119,844 5,179,658
70,303,750
Oil, Gas & Consumable Fuels — 70.0%
Antero Midstream Corp. .............. 88,747 1,029,465
Antero Resources Corp.
(a)
............. 73,240 1,686,717
APA Corp. ....................... 81,735 2,792,885
Arch Resources, Inc., Class A .......... 4,938 556,809
California Resources Corp. ............ 18,646 844,477
Callon Petroleum Co.
(a)
............... 13,573 476,005
Cameco Corp.
(b)
.................... 114,734 3,594,616
Canadian Natural Resources Ltd. ........ 290,511 16,344,149
Cenovus Energy, Inc.
(b)
............... 363,558 6,173,215
Cheniere Energy, Inc. ................ 64,372 9,807,718
Chesapeake Energy Corp. ............ 28,376 2,374,504
Chevron Corp. ..................... 366,207 57,622,671
Chord Energy Corp. ................. 11,023 1,695,337
Civitas Resources, Inc. ............... 12,969 899,660
CNX Resources Corp.
(a)
.............. 43,764 775,498
Comstock Resources, Inc.
(b)
............ 24,481 283,980
ConocoPhillips .................... 251,021 26,008,286
CONSOL Energy, Inc. ................ 8,427 571,435
Coterra Energy, Inc. ................. 200,688 5,077,406
Crescent Point Energy Corp.
(b)
.......... 143,284 964,301
CVR Energy, Inc. ................... 7,700 230,692
Denbury, Inc.
(a)
.................... 13,358 1,152,261
Devon Energy Corp. ................. 170,021 8,218,815
Diamondback Energy, Inc. ............. 47,980 6,302,653
DT Midstream, Inc. .................. 25,729 1,275,386
Enbridge, Inc. ..................... 536,505 19,931,161
Enerplus Corp. .................... 56,866 822,851
EOG Resources, Inc. ................ 154,961 17,733,737
EQT Corp. ....................... 95,879 3,943,503
Equitrans Midstream Corp. ............ 114,499 1,094,610
Exxon Mobil Corp. .................. 539,005 57,808,286
Hess Corp. ....................... 73,220 9,954,259
HF Sinclair Corp. ................... 34,188 1,525,127
Kinder Morgan, Inc. ................. 522,558 8,998,449
Kosmos Energy Ltd.
(a)
................ 121,575 728,234
Magnolia Oil & Gas Corp., Class A ....... 44,732 934,899
Marathon Oil Corp. .................. 163,493 3,763,609
Marathon Petroleum Corp. ............ 112,414 13,107,472
Matador Resources Co. .............. 30,044 1,571,902
Murphy Oil Corp. ................... 38,939 1,491,364
New Fortress Energy, Inc., Class A ....... 12,532 335,607
Northern Oil and Gas, Inc. ............. 21,455 736,336
Occidental Petroleum Corp. ............ 190,368 11,193,638
ONEOK, Inc. ...................... 118,551 7,316,968
Ovintiv, Inc. ....................... 64,782 2,466,251
PBF Energy, Inc., Class A ............. 29,140 1,192,992
PDC Energy, Inc. ................... 23,197 1,650,235
Peabody Energy Corp. ............... 30,977 670,962
Pembina Pipeline Corp. .............. 145,852 4,585,587
Permian Resources Corp., Class A ....... 62,235 682,096
Phillips 66 ........................ 121,576 11,595,919
Pioneer Natural Resources Co. ......... 61,928 12,830,243
Range Resources Corp. .............. 63,980 1,881,012
SM Energy Co. .................... 31,859 1,007,700
Southwestern Energy Co.
(a)
............ 292,131 1,755,707
Suncor Energy, Inc.
(b)
................ 346,996 10,173,923
Targa Resources Corp. ............... 59,903 4,558,618
TC Energy Corp. ................... 270,984 10,950,463
Texas Pacific Land Corp. .............. 1,630 2,145,895
Valero Energy Corp. ................. 95,784 11,235,463

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
North American Natural Resources ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Vermilion Energy, Inc. ................ 43,202 $ 537,865
Williams Cos., Inc. (The) .............. 322,763 10,531,757
World Kinect Corp. .................. 16,424 339,648
410,543,289
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ............... 19,125 1,433,993
West Fraser Timber Co. Ltd. ........... 15,682 1,348,338
2,782,331
Total Long-Term Investments — 99.8%
(Cost: $656,707,735) ............................. 584,875,534
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(e)
............ 15,791,135 $ 15,794,293
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 734,497 734,497
Total Short-Term Securities — 2.8%
(Cost: $16,523,923) .............................. 16,528,790
Total Investments — 102.6%
(Cost: $673,231,658 ) ............................. 601,404,324
Liabilities in Excess of Other Assets — (2.6)% ............ (14,980,564)
Net Assets — 100.0% ..............................
$ 586,423,760
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 23,471,325 $ — $ (7,677,069)
(a)
$ 7,143 $ (7,106) $ 15,794,293 15,791,135 $ 28,630
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 865,116 — (130,619)
(a)
— — 734,497 734,497 13,280 —
$ 7,143 $ (7,106) $ 16,528,790 $ 41,910 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 14 09/15/23 $ 1,200 $ 9,105
E-Mini Materials Select Sector Index ............................................. 3 09/15/23 266 8,393
$ 17,498

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
North American Natural Resources ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 584,875,534 $ — $ — $ 584,875,534
Short-Term Securities
Money Market Funds ...................................... 16,528,790 — — 16,528,790
$ 601,404,324 $ — $ — $ 601,404,324
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 17,498 $ — $ — $ 17,498
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares